Cash	12 Months Ended
Dec. 31, 2019
Cash [abstract]
Cash [Text Block]	8. Cash As at December 31, 2019 and 2018, cash held in U.S. dollars amounted respectively to US$73.5 million ($95.5 million) and US$52.7 million ($71.9 million).